Income Tax Expense	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Income Tax Expense
12	INCOME TAX EXPENSE

	2020	2019	2018
	RMB	RMB	RMB
Current taxes	14,922	32,714	34,983
Deferred taxes (Note 31)	7,666	3,485	7,807

	22,588	36,199	42,790

In accordance with the relevant PRC income tax rules and regulations, the PRC corporate income tax rate applicable to the Group is principally 25%. In accordance with the Circular jointly issued by the Ministry Of Finance (“MOF”), the General Administration of Customs of the PRC and the SAT on Issues Concerning Tax Policies for In-depth Implementation of Western Development Strategy (Cai Shui [2011] No.58), the corporate income tax for the enterprises engaging in the encouraged industries in the Western China Region is charged at a preferential corporate income tax rate of 15% from January 1, 2011 to December 31, 2020. Certain branches and subsidiaries of the Company in the Western China Region obtained the approval for the use of the preferential corporate income tax rate of 15%. On April 23, 2020, the MOF, the State Administration of Taxation (“SAT”) and National Development and Reform Commission (“NDRC”) issued the Notice on Continuing the Income Tax Policy for Western Development (Notice No.23 of 2020 of the MOF, the SAT, the NDRC), the corporate income tax for the enterprises engaging in the encouraged industries in the Western China Region is charged at a preferential corporate income tax rate of 15% from January 1, 2021 to December 31, 2030.

The tax on the Group’s profit before taxation differs from the theoretical amount that would arise using the corporate income tax rate in the PRC applicable to the Group as follows:

	2020	2019	2018
	RMB	RMB	RMB
Profit before income tax expense	56,073	103,214	116,770

Tax calculated at a tax rate of 25%	14,018	25,804	29,193
Tax return true-up	256	691	554
Effect of income taxes from international operations different from taxes at the PRC statutory tax rate	1,522	6,112	4,414
Effect of preferential tax rate	(1,312)	(5,529)	(3,855)
Tax effect of income not subject to tax	(3,612)	(3,767)	(3,278)
Tax effect of expenses not deductible for tax purposes	5,455	4,479	8,278
Tax effect of temporary differences and losses unrecognized as deferred tax assets	6,261	8,409	7,484

Income tax expense	22,588	36,199	42,790